NON-WHOLLY OWNED SUBSIDIARIES - Investments in Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 18,312	$ 15,418
Non-current assets	71,186	48,801
Current liabilities	16,954	13,912
Non-current liabilities	54,079	37,307
Revenues	57,545	46,587	$ 37,635
Net income (loss)	355	2,153	580
OCI	(394)	283	72
Equity allocated to others’ ownership interest	12,855	8,722
Dealer software and technology services operations
Disclosure of subsidiaries [line items]
Revenues	34,946	29,988	22,580
Engineered components manufacturing
Disclosure of subsidiaries [line items]
Revenues	7,524	4,457	4,399
Industrials
Disclosure of subsidiaries [line items]
Revenues	15,075	12,142	10,656
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	15,025	12,846
Non-current assets	68,319	47,170
Current liabilities	15,222	12,194
Non-current liabilities	50,247	35,393
Revenues	53,556	42,759	33,635
Net income (loss)	484	2,052	181
OCI	(203)	122	(63)
Profit/(loss) allocated to others’ ownership interest	221	1,410	333
Distributions to others’ ownership interest	(2,249)	(1,623)	(1,223)
Equity allocated to others’ ownership interest	12,126	8,066	7,070
Subsidiaries with material non-controlling interests | Dealer software and technology services operations
Disclosure of subsidiaries [line items]
Current assets	5,847	4,223
Non-current assets	29,186	13,275
Current liabilities	7,405	5,301
Non-current liabilities	18,831	7,153
Revenues	31,592	26,162	18,584
Net income (loss)	312	526	459
OCI	(407)	(71)	417
Profit/(loss) allocated to others’ ownership interest	162	351	350
Distributions to others’ ownership interest	(1,122)	(821)	(650)
Equity allocated to others’ ownership interest	6,010	3,257	3,969
Subsidiaries with material non-controlling interests | Engineered components manufacturing
Disclosure of subsidiaries [line items]
Current assets	3,739	2,918
Non-current assets	18,360	13,096
Current liabilities	4,277	3,224
Non-current liabilities	14,031	10,642
Revenues	7,516	4,458	4,399
Net income (loss)	(30)	(294)	(281)
OCI	128	274	(120)
Profit/(loss) allocated to others’ ownership interest	(53)	(179)	(161)
Distributions to others’ ownership interest	(1,083)	(74)	(249)
Equity allocated to others’ ownership interest	2,474	1,296	355
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	5,439	5,705
Non-current assets	20,773	20,799
Current liabilities	3,540	3,669
Non-current liabilities	17,385	17,598
Revenues	14,448	12,139	10,652
Net income (loss)	202	1,820	3
OCI	76	(81)	(360)
Profit/(loss) allocated to others’ ownership interest	112	1,238	144
Distributions to others’ ownership interest	(44)	(728)	(324)
Equity allocated to others’ ownership interest	$ 3,642	$ 3,513	$ 2,746